ACQUISITIONS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS
ACQUISITIONS

21 Acquisitions

Accounting policy

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

Year ended 31 December 2022

On 18 January 2022, the Group completed the acquisition of 100% of the share capital of Engage Uni, LLC (doing business as Engage Surgical), owner of the only cementless unicompartmental (partial) knee system commercially available in the US. This acquisition strongly supports Smith+Nephew’s Strategy for Growth by transforming our business through innovation and acquisition, while also providing differentiation for our customers.

The maximum consideration, all payable in cash, is $135 million and the provisional fair value consideration is $131 million and includes $32 million of contingent consideration. The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Engage Surgical into the Group’s existing business. The majority of the consideration is expected to be deductible for tax purposes.

The fair value of assets acquired and liabilities assumed are set out below:

Engage Surgical
$ million
Intangible assets – Product-related	44
Property, plant and equipment	2
Inventory	2
Trade and other payables	(1)
Net assets	47
Goodwill	84
Consideration (net of $nil cash acquired)	131

The product-related intangible assets were valued using a relief-from-royalty methodology with the key inputs being revenue, profit and discount rate. The cash outflow from acquisitions of $113m (2021: $285m) comprises payments of consideration of $89m (2021: $236m) relating to acquisitions in the current year and payments of deferred and contingent consideration of $24m (2021: $49m) relating to acquisitions completed in prior years.

The carrying value of goodwill increased from $2,989m at 31 December 2021 to $3,031m at 31 December 2022. The acquisition in the year ended 31 December 2022 increased goodwill by $84m, this was partially offset by foreign exchange movements of $42m.

For the year ended 31 December 2022, the contribution from Engage Surgical to revenue and to profit was immaterial. If the business combination had occurred at the beginning of the year the contribution to revenue and profit would not have been materially different.

Group financial statements continued

Notes to the Group accounts continued

21 Acquisitions continued

Year ended 31 December 2021

On 4 January 2021, the Group completed the acquisition of the Extremity Orthopaedics business of Integra LifeSciences Holdings Corporation (‘Extremity Orthopaedics’). The acquisition significantly strengthens the Group’s extremities business by adding a combination of a focused sales channel, complementary shoulder replacement and upper and lower extremities portfolio, and a new product pipeline. The transaction comprised the acquisition of the entire issued share capital of two wholly owned US subsidiaries of Integra LifeSciences Holdings Corporation group and certain assets of the Extremity Orthopaedics business held both in and outside the US. The maximum consideration is $240m and the fair value of consideration is $236m and includes no deferred or contingent consideration.

The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Extremity Orthopaedics into the Group’s existing business, and is expected to be partly deductible for tax purposes.

The fair value of assets acquired and liabilities assumed are set out below:

Extremity Orthopaedics
$ million
Intangible assets – Product-related	101
Intangible assets – Customer-related	11
Property, plant and equipment	22
Inventory	41
Other payables	(23)
Net deferred tax asset	(12)
Net assets	140
Goodwill	96
Consideration (net of $nil cash acquired)	236

The product-related intangible assets were valued using an excess earnings methodology with the key inputs being revenue, profit and discount rate. The cash outflow from acquisitions of $285m (2020: $170m) comprises payments of consideration of $236m (2020: $117m) relating to the acquisition which completed in the current year and payments of deferred and contingent consideration of $49m (2020: $53m) relating to acquisitions completed in prior years.

The carrying value of goodwill increased from $2,928m at 31 December 2020 to $2,989m at 31 December 2021. The acquisition in the year ended 31 December 2021 increased goodwill by $96m, this was partially offset by foreign exchange movements of $35m. For the year ended 31 December 2021, the contribution from Extremity Orthopaedics to revenue was $82m and to profit was immaterial. If the business combination had occurred at the beginning of the year the contribution to revenue and profit would not have been materially different.

Year ended 31 December 2020

On 23 January 2020, the Group completed the acquisition of 100% of the share capital of Tusker Medical Inc. (‘Tusker’), a developer of an innovative in-office solution for tympanostomy (ear tubes) called Tula. The acquisition was deemed to be a business combination within the scope of IFRS 3 Business Combinations. The acquisition supports the Group’s strategy to invest in innovative technologies that address unmet clinical needs. The maximum consideration is $140m and the fair value of consideration is $139m and includes $6m of deferred consideration and $35m of contingent consideration. The goodwill represents the control premium, the acquired workforce and the synergies expected from integrating Tusker into the Group’s existing business, and is not expected to be deductible for tax purposes. The acquisition accounting was completed in 2021 with no adjustments to the fair value disclosed in the Group's 2020 Annual Report.

For the year ended 31 December 2020, the contribution to revenue and profit from Tusker was immaterial. If the business combination had occurred at the beginning of the year, the contribution to revenue and profit would also have been immaterial.

The fair values of assets acquired and liabilities assumed are set out below:

Tusker
$ million
Intangible assets – Product-related	53
Property, plant and equipment	6
Other receivables	1
Trade and other payables	(6)
Non-current liabilities	(3)
Net deferred tax asset	5
Net assets	56
Goodwill	83
Consideration (net of $nil cash acquired)	139

During the year ended 31 December 2020, the Group also completed two other smaller acquisitions in the spheres of remote physical therapy and arthroscopic enabling technology. The maximum aggregated consideration is $41m and the fair value of consideration is $26m and includes $3m of deferred consideration and $17m of contingent consideration. The fair value of aggregate assets acquired is: intangible assets of $8m, property and other net assets of $2m. The goodwill arising on these acquisitions is $16m, which is not expected to be deductible for tax purposes, and is attributable to future iterations of the technologies and the synergies that can be expected from integrating these acquisitions into the Group’s existing business.

For the year ended 31 December 2020, the contribution to revenue and profit from the business combinations was immaterial. If the business combinations had occurred at the beginning of the year, the contribution to revenue and profit would have been immaterial.